Notes Payable – Related Party (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure of trade and other payables [text block] [Abstract]
Repaid of principal amount	$ 36,795	$ 64,550
Accrued interest	22,723	23,456
Finance expense		$ 60,770